Accounts Receivable	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	434,720	661,951	103,875
Allowance for credit losses	(12,496)	(924)	(145)
Accounts receivable, net	422,224	661,027	103,730

The movements in the allowance for credit losses were as follows:

	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of the year	4,770	12,496	1,961
Cumulative effect of adoption of ASU 2016-13	—	(11,054)	(1,735)
Provisions/(Reversal)	7,726	(286)	(45)
Write-offs	—	(232)	(36)
Balance at the end of the year	12,496	924	145